Debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The following table summarizes the Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31
	2018					2017
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,598	€4,977	€1,250	€6,227	€7,825	€2,054	€5,071	€2,501	€7,572	€9,626
Borrowings from banks	2,935	2,012	234	2,246	5,181	4,132	2,278	502	2,780	6,912
Asset-backed financing (Note 15)	457	—	—	—	457	357	—	—	—	357
Other debt	871	151	43	194	1,065	702	347	27	374	1,076
Total Debt	€5,861	€7,140	€1,527	€8,667	€14,528	€7,245	€7,696	€3,030	€10,726	€17,971
Notes
The following table summarizes the notes outstanding at December 31, 2018 and 2017:

					At December 31
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2018	2017
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.625	March 15, 2018	—	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	600	7.375	July 9, 2018	—	600
Fiat Chrysler Finance Europe S.A.(2)	CHF	250	3.125	September 30, 2019	222	213
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.750	October 14, 2019	1,250	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(1)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
Other(3)	EUR	7			7	7
Total Medium Term Note Programme					5,079	6,920

Other Notes:
FCA NV(1)	U.S.$	1,500	4.500	April 15, 2020	1,310	1,251
FCA NV(1)	U.S.$	1,500	5.250	April 15, 2023	1,310	1,251
Total Other Notes					2,620	2,502
Hedging effect, accrued interest and amortized cost valuation					126	204
Total Notes					€7,825	€9,626
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(1) Listing on the Irish Stock Exchange was obtained.
(2) Listing on the SIX Swiss Exchange was obtained.
(3) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.

Disclosure of finance lease and operating lease by lessee
Other debt also included funds raised from financial services companies, primarily in Latin America, deposits from dealers in Brazil and China and the Group's payables for finance leases, which is summarized in the table below:

	At December 31
	2018					2017
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ million)
Minimum future lease payments	€73	€106	€54	€80	€313	€90	€134	€19	€74	€317
Interest expense	(17)	(18)	(11)	(6)	(52)	(15)	(15)	(3)	(3)	(36)
Present value of minimum lease payments	€56	€88	€43	€74	€261	€75	€119	€16	€71	€281